Subsequent events (Details)			1 Months Ended	12 Months Ended
	Mar. 23, 2026 USD ($) shares	Mar. 10, 2026 D $ / shares shares	Feb. 28, 2026 instrument $ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Subsequent events
Proceeds from equity raise, net of issuance costs | $				$ 22,820,892
Interest earned | $				$ 244,467	$ 57,906
PSUs
Subsequent events
Granted | shares				659,250	0
Ordinary share transaction
Subsequent events
Number of common shares issued for subscription receipts | shares	3,134,481
Proceeds from equity raise, net of issuance costs | $	$ 15,700,000
Interest earned | $	$ 200,000
Ordinary share transaction | Unrestricted share awards
Subsequent events
Granted | instrument			1,000,000
Number of shares issued under award | shares			1,000,000
Issue price | $ / shares			$ 5
Ordinary share transaction | PSUs
Subsequent events
Number of share authorized | shares		3,000,000
Vesting condition, threshold trading days | D		20
Vesting period		5 years
Ordinary share transaction | PSUs | Tranche 1
Subsequent events
Vesting condition, stock price trigger | $ / shares		$ 30
Vesting percentage		33.33%
Ordinary share transaction | PSUs | Tranche 2
Subsequent events
Vesting condition, stock price trigger | $ / shares		$ 40
Vesting percentage		33.33%
Ordinary share transaction | PSUs | Tranche 3
Subsequent events
Vesting condition, stock price trigger | $ / shares		$ 50
Vesting percentage		1.00%